SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses	₫ (184,546,025)	$ (7,732,591,343)	₫ (127,188,455)
Non-controlling interests	77,367,365	3,241,739,923	77,439,373
Total Shareholders' equity	(65,968,570)	$ (2,764,123,439)	₫ (36,670,459)	₫ (76,941,198)	₫ 6,180,092
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses	(184,588,076)
Non-controlling interests	77,367,323
Total Shareholders' equity	(66,010,663)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Accumulated losses	42,051
Non-controlling interests	42
Total Shareholders' equity	₫ 42,093